First Trust Energy Income and Growth Fund (FEN)
Portfolio of Investments
August 31, 2020 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS – 69.1%
	Construction & Engineering – 0.2%
9,000	Quanta Services, Inc.	$461,250
	Electric Utilities – 18.2%
73,200	Alliant Energy Corp. (a)	3,963,780
35,000	Duke Energy Corp. (b)	2,811,900
39,000	Emera, Inc. (CAD)	1,592,172
68,300	Enel S.p.A., ADR	615,042
17,600	Eversource Energy	1,508,496
233,100	Exelon Corp. (b)	8,603,721
127,400	FirstEnergy Corp. (a)	3,642,366
101,500	Fortis, Inc. (CAD) (a)	4,059,689
12,500	Iberdrola S.A., ADR	634,375
9,000	IDACORP, Inc.	809,100
3,900	NextEra Energy, Inc.	1,088,763
13,000	Orsted A/S, ADR	609,752
276,100	PPL Corp. (b)	7,628,643
117,900	Southern (The) Co. (b)	6,152,022
22,000	Xcel Energy, Inc.	1,528,450
		45,248,271
	Gas Utilities – 4.4%
461,900	AltaGas Ltd. (CAD) (a)	5,974,051
14,700	Atmos Energy Corp. (a)	1,467,354
121,100	New Jersey Resources Corp.	3,649,954
		11,091,359
	Independent Power & Renewable Electricity Producers – 0.3%
38,800	EDP Renovaveis S.A. (EUR)	663,042
	Multi-Utilities – 17.3%
6,000	CMS Energy Corp. (b)	362,940
80,600	Dominion Energy, Inc.	6,322,264
53,800	DTE Energy Co.	6,384,446
288,700	Public Service Enterprise Group, Inc. (b)	15,081,688
120,900	Sempra Energy (b)	14,949,285
		43,100,623
	Oil, Gas & Consumable Fuels – 28.4%
194,028	Enbridge, Inc. (a) (b)	6,212,777
345,884	Equitrans Midstream Corp. (a)	3,555,687
170,060	Keyera Corp. (CAD) (a)	3,105,631
1,081,155	Kinder Morgan, Inc. (a) (b)	14,941,562
54,084	ONEOK, Inc. (a)	1,486,228
574,432	TC Energy Corp. (a) (b)	26,802,997
712,841	Williams (The) Cos., Inc. (a) (b)	14,798,579
		70,903,461
	Water Utilities – 0.3%
5,500	American Water Works Co., Inc.	777,370
	Total Common Stocks	172,245,376
	(Cost $165,147,874)
MASTER LIMITED PARTNERSHIPS – 50.7%
	Chemicals – 3.1%
378,198	Westlake Chemical Partners, L.P. (a)	7,658,509

First Trust Energy Income and Growth Fund (FEN)
Portfolio of Investments (Continued)
August 31, 2020 (Unaudited)
Shares/ Units	Description	Value
MASTER LIMITED PARTNERSHIPS (Continued)
	Gas Utilities – 0.6%
120,600	Suburban Propane Partners, L.P. (a)	$1,537,650
	Independent Power & Renewable Electricity Producers – 2.1%
88,261	NextEra Energy Partners, L.P. (c)	5,323,904
	Oil, Gas & Consumable Fuels – 44.9%
430,762	BP Midstream Partners, L.P. (a)	5,078,684
130,489	Cheniere Energy Partners, L.P. (a)	4,722,397
120,767	Energy Transfer, L.P. (a)	775,324
1,512,706	Enterprise Products Partners, L.P. (a)	26,563,117
583,230	Holly Energy Partners, L.P. (a)	8,334,357
681,154	Magellan Midstream Partners, L.P. (a) (b)	25,890,663
223,800	Phillips 66 Partners, L.P. (a)	6,024,696
415,801	Plains All American Pipeline, L.P. (a)	2,943,871
618,740	Shell Midstream Partners, L.P. (a)	6,428,709
826,868	TC PipeLines, L.P. (a)	25,111,981
		111,873,799
	Total Master Limited Partnerships	126,393,862
	(Cost $81,954,365)
	Total Investments – 119.8%	298,639,238
	(Cost $247,102,239) (d)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (0.2)%
(60)	CMS Energy Corp.	$(362,940)	$65.00	Sep 2020	(600)
(350)	Duke Energy Corp.	(2,811,900)	87.50	Sep 2020	(1,400)
(900)	Enbridge, Inc.	(2,881,800)	35.00	Oct 2020	(22,500)
(1,852)	Exelon Corp.	(6,835,732)	40.00	Oct 2020	(83,340)
(479)	Exelon Corp.	(1,767,989)	41.00	Oct 2020	(13,172)
(1,900)	Kinder Morgan. Inc.	(2,625,800)	15.00	Oct 2020	(43,700)
(2,000)	Magellan Midstream Partners, L.P.	(7,602,000)	42.50	Oct 2020	(86,000)
(280)	PPL Corp.	(773,640)	27.00	Sep 2020	(23,800)
(2,211)	PPL Corp.	(6,108,993)	28.00	Sep 2020	(55,275)
(2,150)	Public Service Enterprise Group, Inc.	(11,231,600)	55.00	Sep 2020	(47,300)
(516)	Sempra Energy	(6,380,340)	130.00	Sep 2020	(23,220)
(443)	Sempra Energy	(5,477,695)	135.00	Oct 2020	(31,453)
(893)	Southern (The) Co.	(4,659,674)	57.50	Oct 2020	(18,753)
(1,570)	TC Energy Corp.	(7,325,620)	50.00	Sep 2020	(23,550)
(300)	TC Energy Corp.	(1,399,800)	55.00	Nov 2020	(7,500)
(1,160)	Williams (The) Cos., Inc.	(2,408,160)	22.00	Sep 2020	(17,400)
	Total Call Options Written				(498,963)
	(Premiums received $966,864)

Outstanding Loan – (23.8)%	(59,200,000)
Net Other Assets and Liabilities – 4.2%	10,249,884
Net Assets – 100.0%	$249,190,159

(a)	All or a portion of this security serves as collateral on the outstanding loan.
(b)	All or a portion of this security’s position represents cover for outstanding options written.
(c)	This security is taxed as a “C” corporation for federal income tax purposes.

First Trust Energy Income and Growth Fund (FEN)
Portfolio of Investments (Continued)
August 31, 2020 (Unaudited)
(d)	Aggregate cost for federal income tax purposes was $223,937,798. As of August 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $86,603,259 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $12,400,782. The net unrealized appreciation was $74,202,477. The amounts presented are inclusive of derivative contracts.

ADR	American Depositary Receipt
CAD	Canadian Dollar
EUR	Euro Dollar

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of August 31, 2020 is as follows:
ASSETS TABLE
	Total Value at 8/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 172,245,376	$ 172,245,376	$ —	$ —
Master Limited Partnerships*	126,393,862	126,393,862	—	—
Total Investments	$ 298,639,238	$ 298,639,238	$—	$—
LIABILITIES TABLE
	Total Value at 8/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (498,963)	$ (485,791)	$ (13,172)	$ —

*	See Portfolio of Investments for industry breakout.